EMPLOYEE BENEFITS (Details) - Schedule of movement in retirements and resignation payments and other obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement in retirements and resignation payments and other obligations [Abstract]
Opening balance	$ 56,233	$ 74,116	$ 93,570
Increase (decrease) current service provision	53,254	(11,391)	(18,759)
Benefits paid	(4,375)	(5,136)	(8,634)
Actuarial (gains) losses	(9,935)	10,018	3,968
Currency translation	(1,689)	(11,374)	3,971
Closing balance	$ 93,488	$ 56,233	$ 74,116